Schedule of Future Maturities Outstanding of Governmental Loans and Note Payable (Details) - USD ($)	May 31, 2022	Aug. 31, 2021
Government Loans And Note Payable And Government Subsidy
2023	$ 5,260,056	$ 4,485,649
2024	99,822	5,074,763
2025	5,343	5,346
2026	5,790	5,793
2027	6,244	6,247
Thereafter	41,446	41,455
Total	$ 5,418,701	$ 9,619,253